Employee Benefit Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employees percentage	3.00%
Benefit plan cost	$ 367,796	$ 210,945